VARIABLE INTEREST ENTITIES ("VIEs") (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	May 23, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Variable Interest Entity [Line Items]
Interest expense		$ 19,876	$ 16,344	$ 56,979	$ 49,954
Net cash used in financing activities				$ (34,828)	(52,651)
Golar | Golar Tundra
Variable Interest Entity [Line Items]
Purchase price	$ 330,000
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Lease term				10 years
Annual option to repurchase vessel at fixed pre-determined amounts, period post commencement of bareboat charter				3 years
Interest expense		2,300	$ 1,900	$ 6,100	$ 6,100
Net cash used in financing activities		$ 6,100		$ 18,300